Going Concern - Additional Information (Detail) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Liquidity Disclosure Going Concern [Abstract]
Net loss			$ (33,652,506)	$ (71,173,625)	$ (57,899,169)	$ (21,727,818)
Accumulated deficit			$ (155,556,371)		$ (121,903,865)	(64,004,696)
Proceeds from issuance of preferred stock	$ 5,000,000	$ 21,800,000				$ 6,569,886